PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	Renewable Power	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$38,871	$13,650	$7,652	$7,121	$67,294
Additions	121	492	289	612	1,514
Acquisitions through business combinations	129	2,134	47	6,254	8,564
Increase attributable to changes in accounting standards[1]	408	1,207	769	1,032	3,416
Dispositions[2]	(10)	(12)	(6)	(281)	(309)
Depreciation and impairment	(606)	(390)	(219)	(550)	(1,765)
Foreign currency translation	360	112	(20)	(39)	413
Total change	402	3,543	860	7,028	11,833
Balance, end of period	$39,273	$17,193	$8,512	$14,149	$79,127

1.	The company’s adoption of IFRS 16 resulted in the recognition of ROU property, plant and equipment that were previously off-balance sheet items. Refer to Note 2 for additional information.

2.	Includes amounts reclassified to held for sale.